COMBINED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues:
Total revenues	$ 216,456	$ 148,855	$ 416,801	$ 297,782	$ 603,989	$ 568,475
Costs and expenses:
Operating	158,786	111,787	303,384	222,425	448,923	430,443
Depreciation and amortization of real estate and in-place resident contract intangibles	56,473	31,191	107,871	63,990	126,356	137,186
General and administrative					10,549	11,921
Interest expense	350	949	701	1,897	3,797	3,942
Transaction costs	4,278	0	22,788	0	1,607
Total costs and expenses					591,232	583,492
Other income (expense):
Gain (loss) on sales of real estate, net						(16,413)
Other income (expense), net	16,465	(4,029)	17,281	(6,409)	863	(32,417)
Total other income (expense), net	20,349	(4,029)	67,032	(6,409)	863	(48,830)
Income (loss) before income taxes and equity income (loss) from unconsolidated joint venture	13,112	(1,483)	41,997	(2,453)	13,620	(63,847)
Income tax benefit (expense)	1,746	(2,096)	624	(4,687)	(11,339)	11,490
Equity income (loss) from unconsolidated joint venture	0	1,009	111	2,460	4,068	1,894
Net income (loss) attributable to Janus Living, Inc.	10,723	(2,570)	42,055	(4,680)	6,349	(50,463)
Resident fees and services
Revenues:
Total revenues	$ 216,456	$ 148,855	$ 416,801	$ 297,782	$ 603,989	$ 568,475